Quarterly Holdings Report
for
Fidelity® 500 Index Fund
May 31, 2026
UEI-NPRT1-0726
1.816023.121
Common Stocks - 99.9%
	Shares	Value ($)
NETHERLANDS - 0.1%
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
NXP Semiconductors NV	3,220,677	1,034,964,554
SWITZERLAND - 0.1%
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
TE Connectivity PLC	3,755,078	801,371,196
UNITED STATES - 99.7%
Communication Services - 10.4%
Diversified Telecommunication Services - 0.7%
AT&T Inc	89,586,539	2,221,746,167
Comcast Corp Class A	45,920,827	1,142,050,967
Verizon Communications Inc	53,965,042	2,580,068,659
		5,943,865,793
Entertainment - 1.1%
Electronic Arts Inc	2,882,256	581,408,680
Live Nation Entertainment Inc (b)(c)	2,020,677	340,302,214
Netflix Inc (b)(c)	54,031,098	4,647,755,050
Take-Two Interactive Software Inc (c)	2,227,507	499,317,969
TKO Group Holdings Inc Class A (b)	848,374	174,069,377
Walt Disney Co/The	22,670,167	2,308,503,106
Warner Bros Discovery Inc (c)	31,716,114	856,652,239
		9,408,008,635
Interactive Media & Services - 8.3%
Alphabet Inc Class A	74,504,325	28,336,974,971
Alphabet Inc Class C	59,847,525	22,528,403,835
Meta Platforms Inc Class A	27,989,367	17,703,554,521
		68,568,933,327
Media - 0.2%
Charter Communications Inc Class A (b)(c)	1,101,949	158,735,753
EchoStar Corp Class A (b)(c)	1,722,661	222,550,575
Fox Corp Class A	2,565,521	163,988,103
Fox Corp Class B	1,814,716	104,146,551
News Corp Class A	4,724,381	123,306,344
News Corp Class B (b)	1,575,623	46,985,078
Omnicom Group Inc	4,025,993	292,729,951
Paramount Skydance Corp Class B (b)	3,977,102	42,197,052
Trade Desk Inc (The) Class A (c)	5,634,787	121,486,008
		1,276,125,415
Wireless Telecommunication Services - 0.1%
T-Mobile US Inc	6,063,248	1,137,040,897
TOTAL COMMUNICATION SERVICES		86,333,974,067
Consumer Discretionary - 9.7%
Automobile Components - 0.0%
Aptiv PLC (b)(c)	2,722,554	184,970,319
Automobiles - 2.1%
Ford Motor Co (b)	50,146,674	874,557,995
General Motors Co	11,568,089	962,927,728
Tesla Inc (c)	35,990,842	15,684,449,035
		17,521,934,758
Broadline Retail - 4.2%
Amazon.com Inc (c)	125,011,282	33,833,053,361
eBay Inc	5,784,253	632,045,326
		34,465,098,687
Distributors - 0.0%
Genuine Parts Co	1,780,218	175,707,517
Pool Corp (b)	419,477	76,093,127
		251,800,644
Hotels, Restaurants & Leisure - 1.6%
Airbnb Inc Class A (c)	5,420,469	722,602,722
Booking Holdings Inc	10,312,481	1,726,618,694
Carnival Corp Ltd (b)	16,451,268	461,622,580
Chipotle Mexican Grill Inc (c)	16,667,121	531,014,475
Darden Restaurants Inc (b)	1,473,440	300,449,150
Domino's Pizza Inc (b)	397,773	123,540,338
DoorDash Inc Class A (b)(c)	4,783,887	762,025,360
Expedia Group Inc Class A	1,497,367	338,090,495
Hilton Worldwide Holdings Inc	2,934,253	961,437,338
Las Vegas Sands Corp	3,869,133	195,662,056
Marriott International Inc/MD Class A1 (b)	2,814,545	1,057,143,102
McDonald's Corp	9,113,453	2,544,476,078
MGM Resorts International (c)	2,455,398	107,227,231
Norwegian Cruise Line Holdings Ltd (b)(c)	5,825,963	106,848,161
Royal Caribbean Cruises Ltd	3,219,616	916,399,302
Starbucks Corp (b)	14,579,647	1,445,717,797
Wynn Resorts Ltd (b)	1,080,380	109,356,064
Yum! Brands Inc	3,553,134	525,686,175
		12,935,917,118
Household Durables - 0.2%
DR Horton Inc (b)	3,447,804	507,137,490
Garmin Ltd	2,092,117	489,388,009
Lennar Corp Class A (b)	2,761,215	247,901,883
NVR Inc (c)	35,755	218,277,123
PulteGroup Inc	2,458,843	290,586,066
		1,753,290,571
Leisure Products - 0.0%
Hasbro Inc	1,706,112	147,015,671
Specialty Retail - 1.4%
AutoZone Inc (c)	212,021	622,321,919
Best Buy Co Inc	2,493,734	194,386,565
Carvana Co Class A (b)(c)	9,048,964	660,574,372
Home Depot Inc/The	12,739,577	4,040,229,450
Lowe's Cos Inc	7,178,497	1,538,782,617
O'Reilly Automotive Inc (c)	10,773,922	936,038,343
Ross Stores Inc	4,139,130	959,160,595
TJX Cos Inc/The	14,210,672	2,199,101,492
Tractor Supply Co	6,762,019	213,206,459
Ulta Beauty Inc (c)	567,702	288,875,163
Williams-Sonoma Inc (b)	1,527,723	310,998,571
		11,963,675,546
Textiles, Apparel & Luxury Goods - 0.2%
Deckers Outdoor Corp (c)	1,816,541	206,813,193
Lululemon Athletica Inc (c)	1,366,066	179,200,538
NIKE Inc Class B	15,247,567	704,895,022
Ralph Lauren Corp Class A	494,670	180,010,413
Tapestry Inc	2,590,937	376,877,696
		1,647,796,862
TOTAL CONSUMER DISCRETIONARY		80,871,500,176
Consumer Staples - 4.5%
Beverages - 1.0%
Brown-Forman Corp Class B	2,186,569	56,238,555
Coca-Cola Co/The	49,543,004	3,914,392,746
Constellation Brands Inc Class A	1,797,243	249,493,273
Keurig Dr Pepper Inc	17,385,823	522,096,265
Molson Coors Beverage Co Class B	2,166,617	85,646,370
Monster Beverage Corp (b)(c)	9,127,159	803,920,165
PepsiCo Inc	17,489,033	2,521,743,668
		8,153,531,042
Consumer Staples Distribution & Retail - 1.7%
Casey's General Stores Inc (b)	474,348	363,891,325
Costco Wholesale Corp	5,680,202	5,432,090,777
Dollar General Corp	2,816,868	311,573,769
Dollar Tree Inc (c)	2,366,599	275,566,788
Kroger Co/The (b)	7,450,700	463,061,005
Sysco Corp	6,128,888	464,630,999
Target Corp	5,794,557	736,314,358
Walmart Inc	56,096,931	6,493,219,763
		14,540,348,784
Food Products - 0.4%
Archer-Daniels-Midland Co (b)	6,149,862	490,635,990
Bunge Global SA	1,732,118	213,570,149
Campbell's Company/The (b)	2,518,041	53,155,845
Conagra Brands Inc	6,121,721	81,296,455
General Mills Inc (b)	6,828,286	230,864,350
Hershey Co/The	1,896,162	367,912,313
Hormel Foods Corp (b)	3,731,048	86,672,245
JM Smucker Co	1,365,373	140,906,494
Kraft Heinz Co/The	10,906,914	261,875,005
McCormick & Co Inc/MD	3,245,172	153,723,798
Mondelez International Inc	16,403,771	1,003,418,672
Tyson Foods Inc Class A	3,609,665	220,261,758
		3,304,293,074
Household Products - 0.7%
Church & Dwight Co Inc	3,028,989	289,662,218
Clorox Co/The (b)	1,547,321	139,289,836
Colgate-Palmolive Co	10,315,187	929,707,804
Kimberly-Clark Corp	4,247,620	414,567,712
Procter & Gamble Co/The	29,740,297	4,269,517,038
		6,042,744,608
Personal Care Products - 0.1%
Estee Lauder Cos Inc/The Class A	3,163,681	281,409,425
Kenvue Inc	24,519,286	423,693,262
		705,102,687
Tobacco - 0.6%
Altria Group Inc	21,481,983	1,494,716,377
Philip Morris International Inc	19,920,868	3,533,563,566
		5,028,279,943
TOTAL CONSUMER STAPLES		37,774,300,138
Energy - 3.1%
Energy Equipment & Services - 0.2%
Baker Hughes Co Class A	12,646,492	807,857,909
Halliburton Co	10,718,138	416,399,661
SLB Ltd	19,135,776	1,043,856,581
		2,268,114,151
Oil, Gas & Consumable Fuels - 2.9%
APA Corp (b)	4,538,720	165,345,569
Chevron Corp	23,988,250	4,376,896,095
ConocoPhillips	15,678,497	1,787,035,088
Devon Energy Corp	14,733,387	655,488,388
Diamondback Energy Inc (b)	2,483,904	475,617,938
EOG Resources Inc (b)	6,943,620	926,140,036
EQT Corp	7,986,252	438,684,822
Expand Energy Corp	3,047,870	283,390,952
Exxon Mobil Corp	53,478,757	7,768,324,242
Kinder Morgan Inc	25,053,852	778,673,720
Marathon Petroleum Corp	3,775,119	939,136,354
Occidental Petroleum Corp	9,203,657	521,203,096
ONEOK Inc	8,052,294	675,909,558
Phillips 66	5,156,185	906,869,818
Targa Resources Corp (b)	2,746,995	700,676,015
Texas Pacific Land Corp (b)	741,050	291,232,650
Valero Energy Corp	3,903,218	955,585,831
Williams Cos Inc/The	15,627,960	1,115,680,064
		23,761,890,236
TOTAL ENERGY		26,030,004,387
Financials - 11.3%
Banks - 3.1%
Bank of America Corp	84,914,236	4,381,574,578
Citigroup Inc	22,362,798	2,815,476,268
Citizens Financial Group Inc	5,438,541	338,603,563
Fifth Third Bancorp	11,517,939	575,090,694
Huntington Bancshares Inc/OH	25,975,362	424,956,922
JPMorgan Chase & Co	34,503,332	10,327,192,302
KeyCorp	11,991,353	255,775,559
M&T Bank Corp	1,943,104	419,924,205
PNC Financial Services Group Inc/The	5,168,702	1,142,903,386
Regions Financial Corp	11,107,841	311,019,548
Truist Financial Corp	16,155,815	778,871,841
US Bancorp	19,892,044	1,091,078,613
Wells Fargo & Co	39,576,075	3,068,728,856
		25,931,196,335
Capital Markets - 3.1%
Ameriprise Financial Inc	1,168,369	520,753,747
Ares Management Corp Class A (b)	2,636,310	338,765,835
Bank of New York Mellon Corp/The	8,807,368	1,228,011,320
Blackrock Inc	1,846,488	1,933,051,357
Blackstone Inc	9,580,975	1,120,686,646
Cboe Global Markets Inc	1,339,146	446,685,540
Charles Schwab Corp/The	21,375,133	1,867,117,868
CME Group Inc Class A	4,614,569	1,262,269,204
Coinbase Global Inc Class A (b)(c)	2,854,259	539,540,579
FactSet Research Systems Inc	474,759	116,539,091
Franklin Resources Inc (b)	3,931,895	121,967,383
Goldman Sachs Group Inc/The	3,838,198	3,936,302,341
Interactive Brokers Group Inc Class A	5,699,334	495,671,078
Intercontinental Exchange Inc	7,267,387	1,074,483,168
Invesco Ltd	5,681,894	161,706,703
KKR & Co Inc Class A	8,784,112	842,747,705
Moody's Corp	1,963,370	889,897,453
Morgan Stanley	15,395,842	3,202,335,136
MSCI Inc	940,249	593,654,414
Nasdaq Inc	5,746,777	531,691,808
Northern Trust Corp	2,384,576	394,528,099
Raymond James Financial Inc	2,244,745	321,918,880
Robinhood Markets Inc Class A (c)	10,113,894	953,740,204
S&P Global Inc	3,915,889	1,660,336,936
State Street Corp	3,571,368	555,847,716
T Rowe Price Group Inc (b)	2,797,436	292,415,985
		25,402,666,196
Consumer Finance - 0.4%
American Express Co	6,853,560	2,168,946,134
Capital One Financial Corp	7,999,409	1,503,328,933
Synchrony Financial (b)	4,448,203	317,779,622
		3,990,054,689
Financial Services - 3.2%
Apollo Global Management Inc (b)	5,942,147	764,813,740
Berkshire Hathaway Inc Class B (c)	23,466,345	11,134,311,377
Block Inc Class A (c)	7,008,502	530,683,771
Corpay Inc (b)(c)	895,254	323,902,897
Fidelity National Information Services Inc	6,626,964	284,893,182
Fiserv Inc (b)(c)	6,882,898	389,296,711
Global Payments Inc	3,045,384	229,956,946
Jack Henry & Associates Inc	923,527	125,895,201
Mastercard Inc Class A	10,421,880	5,148,200,282
PayPal Holdings Inc	11,781,752	527,233,402
Visa Inc Class A	21,512,997	7,020,981,701
		26,480,169,210
Insurance - 1.5%
AFLAC Inc	5,973,922	671,588,311
Allstate Corp/The	3,327,224	685,707,594
American International Group Inc	6,866,360	509,689,903
Aon PLC	2,744,958	867,571,425
Arch Capital Group Ltd (c)	4,574,577	408,692,709
Arthur J Gallagher & Co	3,288,526	661,355,464
Assurant Inc	640,890	159,498,294
Brown & Brown Inc	3,746,491	210,740,119
Chubb Ltd	4,654,578	1,450,971,600
Cincinnati Financial Corp (b)	1,996,585	314,302,411
Erie Indemnity Co Class A (b)	325,095	69,267,992
Everest Group Ltd	520,840	168,767,785
Globe Life Inc	1,018,722	156,108,959
Hartford Insurance Group Inc/The	3,569,097	453,739,302
Loews Corp	2,162,235	223,899,434
Marsh & McLennan Cos Inc	6,195,335	991,067,740
MetLife Inc (b)	7,044,140	582,479,937
Principal Financial Group Inc	2,531,693	262,334,029
Progressive Corp/The	7,500,332	1,428,063,213
Prudential Financial Inc	4,453,363	448,186,452
Travelers Companies Inc/The	2,767,200	807,718,008
W R Berkley Corp	3,812,931	242,273,636
Willis Towers Watson PLC (b)	1,216,744	303,784,474
		12,077,808,791
TOTAL FINANCIALS		93,881,895,221
Health Care - 8.3%
Biotechnology - 1.5%
AbbVie Inc	22,617,268	4,924,231,589
Amgen Inc	6,890,954	2,320,804,398
Biogen Inc (c)	1,878,080	368,103,680
Gilead Sciences Inc	15,877,011	2,134,346,589
Incyte Corp (c)	2,139,308	206,956,655
Moderna Inc (b)(c)	4,450,208	210,005,315
Regeneron Pharmaceuticals Inc	1,289,978	793,052,675
Vertex Pharmaceuticals Inc (c)	3,250,444	1,454,703,708
		12,412,204,609
Health Care Equipment & Supplies - 1.4%
Abbott Laboratories	22,252,385	1,904,804,156
Align Technology Inc (c)	853,916	149,392,604
Baxter International Inc	6,583,965	123,646,862
Becton Dickinson & Co	3,643,849	536,083,065
Boston Scientific Corp (c)	18,978,237	916,838,629
Cooper Cos Inc/The (c)	2,507,944	153,511,252
Dexcom Inc (b)(c)	4,925,127	363,178,865
Edwards Lifesciences Corp (b)(c)	7,426,109	642,135,645
GE HealthCare Technologies Inc	5,832,244	363,582,091
IDEXX Laboratories Inc (c)	1,021,854	575,845,385
Insulet Corp (c)	900,237	130,480,351
Intuitive Surgical Inc (c)	4,544,606	1,929,821,492
Medtronic PLC	16,405,944	1,210,922,727
ResMed Inc (b)	1,864,247	355,269,551
Solventum Corp (b)(c)	1,886,679	141,406,591
STERIS PLC	1,255,072	266,991,467
Stryker Corp	4,407,550	1,344,699,430
Zimmer Biomet Holdings Inc (b)	2,536,149	208,801,147
		11,317,411,310
Health Care Providers & Services - 1.5%
Cardinal Health Inc	3,011,345	592,632,696
Cencora Inc	2,489,416	670,549,094
Centene Corp (c)	5,978,373	356,311,031
Cigna Group/The	3,371,552	935,268,525
CVS Health Corp	16,280,513	1,481,201,073
DaVita Inc (b)(c)	427,423	83,073,933
Elevance Health Inc	2,824,366	1,110,512,468
HCA Healthcare Inc (b)	2,003,187	758,286,407
Henry Schein Inc (b)(c)	1,280,555	98,064,902
Humana Inc	1,543,205	471,325,671
Labcorp Holdings Inc	1,060,876	275,891,413
McKesson Corp	1,567,469	1,163,751,684
Quest Diagnostics Inc	1,407,676	274,356,052
UnitedHealth Group Inc	11,592,041	4,408,569,113
Universal Health Services Inc Class B	706,834	103,275,516
		12,783,069,578
Health Care Technology - 0.0%
Veeva Systems Inc Class A (c)	1,935,315	337,402,817
Life Sciences Tools & Services - 0.7%
Agilent Technologies Inc	3,619,508	490,551,919
Bio-Techne Corp (b)	2,002,138	103,470,492
Charles River Laboratories International Inc (c)	629,807	113,812,423
Danaher Corp	8,051,123	1,470,698,638
IQVIA Holdings Inc (c)	2,170,374	395,463,847
Mettler-Toledo International Inc (c)	260,100	307,068,858
Revvity Inc (b)	1,450,878	151,689,295
Thermo Fisher Scientific Inc	4,807,944	2,367,960,500
Waters Corp (c)	1,255,093	481,416,022
West Pharmaceutical Services Inc	920,656	297,196,963
		6,179,328,957
Pharmaceuticals - 3.2%
Bristol-Myers Squibb Co	26,060,796	1,490,156,315
Eli Lilly & Co	10,140,616	11,205,380,680
Johnson & Johnson	30,839,534	6,949,072,196
Merck & Co Inc	31,762,503	3,770,844,356
Pfizer Inc	72,760,111	1,904,859,706
Viatris Inc	14,739,251	239,660,221
Zoetis Inc Class A	5,401,979	419,679,749
		25,979,653,223
TOTAL HEALTH CARE		69,009,070,494
Industrials - 8.3%
Aerospace & Defense - 2.0%
Axon Enterprise Inc (b)(c)	1,009,813	453,123,289
Boeing Co (c)	10,050,103	2,323,081,308
GE Aerospace	13,421,696	4,345,408,297
General Dynamics Corp	3,247,679	1,126,360,031
Howmet Aerospace Inc	5,130,838	1,325,038,914
Huntington Ingalls Industries Inc	502,195	154,761,433
L3Harris Technologies Inc	2,390,177	753,335,987
Lockheed Martin Corp	2,591,019	1,374,406,029
Northrop Grumman Corp	1,707,208	962,319,005
RTX Corp	17,177,293	3,086,072,460
Textron Inc	2,228,763	204,511,293
TransDigm Group Inc	722,699	909,386,606
		17,017,804,652
Air Freight & Logistics - 0.3%
CH Robinson Worldwide Inc	1,517,999	271,190,521
Expeditors International of Washington Inc	1,715,074	270,964,541
FedEx Corp	2,768,164	1,139,791,527
United Parcel Service Inc Class B	9,456,859	1,008,952,287
		2,690,898,876
Building Products - 0.4%
A O Smith Corp (b)	1,438,729	81,604,709
Allegion plc	1,100,959	143,201,737
Builders FirstSource Inc (b)(c)	1,415,112	107,916,441
Carrier Global Corp	10,054,521	642,182,256
Johnson Controls International plc	7,832,621	1,050,041,171
Lennox International Inc (b)	408,437	205,100,724
Masco Corp	2,605,572	183,041,433
Trane Technologies PLC	2,832,390	1,278,257,608
		3,691,346,079
Commercial Services & Supplies - 0.4%
Cintas Corp	4,349,786	744,944,350
Copart Inc (c)	11,396,748	373,471,432
Republic Services Inc	2,574,980	516,128,991
Rollins Inc	3,755,508	178,762,181
Veralto Corp	3,177,471	261,283,440
Waste Management Inc	4,748,577	1,004,134,093
		3,078,724,487
Construction & Engineering - 0.3%
Comfort Systems USA Inc	450,366	823,363,625
EMCOR Group Inc	572,872	473,662,027
Quanta Services Inc (b)	1,908,241	1,358,152,367
		2,655,178,019
Electrical Equipment - 1.2%
AMETEK Inc	2,945,931	665,338,516
Eaton Corp PLC (b)	4,970,365	1,991,128,219
Emerson Electric Co	7,191,926	1,034,342,797
GE Vernova Inc	3,449,169	3,339,899,326
Generac Holdings Inc (c)	750,893	208,680,674
Hubbell Inc	680,318	322,205,408
Rockwell Automation Inc (b)	1,437,848	648,555,719
Vertiv Holdings Co Class A	4,895,553	1,545,575,038
		9,755,725,697
Ground Transportation - 0.8%
CSX Corp	23,796,780	1,077,042,263
JB Hunt Transport Services Inc	956,325	264,356,919
Norfolk Southern Corp	2,873,852	876,409,906
Old Dominion Freight Line Inc	2,354,731	530,167,685
Uber Technologies Inc (c)	26,337,758	1,854,178,163
Union Pacific Corp	7,593,640	1,994,393,610
		6,596,548,546
Industrial Conglomerates - 0.4%
3M Co	6,740,181	1,032,123,916
Honeywell International Inc	8,124,660	1,932,531,628
		2,964,655,544
Machinery - 1.7%
Caterpillar Inc (b)	5,954,288	5,215,182,231
Cummins Inc	1,768,100	1,143,306,503
Deere & Co (b)	3,226,115	1,749,135,031
Dover Corp	1,725,899	364,786,013
Fortive Corp	4,010,599	233,898,134
IDEX Corp	957,848	201,943,094
Illinois Tool Works Inc (b)	3,356,161	829,911,492
Ingersoll Rand Inc	4,554,737	326,301,359
Nordson Corp	677,192	194,577,577
Otis Worldwide Corp	4,974,479	352,392,092
PACCAR Inc (b)	6,723,543	742,077,441
Parker-Hannifin Corp	1,615,200	1,364,246,376
Pentair PLC	2,094,138	148,348,735
Snap-on Inc	664,334	246,607,424
Stanley Black & Decker Inc	1,982,071	157,416,079
Westinghouse Air Brake Technologies Corp	2,182,110	569,879,848
Xylem Inc/NY	3,117,362	341,475,833
		14,181,485,262
Passenger Airlines - 0.2%
Delta Air Lines Inc (b)	8,312,639	685,626,465
Southwest Airlines Co	6,287,422	270,044,774
United Airlines Holdings Inc (c)	4,138,936	475,149,853
		1,430,821,092
Professional Services - 0.3%
Automatic Data Processing Inc	5,152,628	1,143,058,996
Broadridge Financial Solutions Inc	1,494,045	229,664,597
Equifax Inc	1,540,763	255,443,098
Jacobs Solutions Inc	1,502,975	180,146,584
Leidos Holdings Inc	1,636,166	209,102,015
Paychex Inc	4,134,341	400,948,390
Verisk Analytics Inc	1,783,561	312,105,339
		2,730,469,019
Trading Companies & Distributors - 0.3%
Fastenal Co	14,693,264	649,442,268
United Rentals Inc	806,186	802,695,215
WW Grainger Inc (b)	559,807	690,936,192
		2,143,073,675
TOTAL INDUSTRIALS		68,936,730,948
Information Technology - 38.4%
Communications Equipment - 1.3%
Arista Networks Inc (c)	13,214,381	2,107,297,338
Ciena Corp (c)	1,802,524	1,045,878,501
Cisco Systems Inc	50,562,256	6,088,706,868
F5 Inc (c)	723,276	277,340,181
Lumentum Holdings Inc (b)(c)	913,707	781,182,937
Motorola Solutions Inc	2,119,942	854,930,210
		11,155,336,035
Electronic Equipment, Instruments & Components - 0.8%
Amphenol Corp Class A	15,730,292	2,340,038,238
CDW Corp/DE	1,666,100	209,012,245
Coherent Corp (c)	2,399,211	867,242,800
Corning Inc	9,991,054	1,809,979,343
Jabil Inc	1,351,301	492,630,293
Keysight Technologies Inc (c)	2,194,918	742,606,607
Teledyne Technologies Inc (c)	600,834	372,414,938
Zebra Technologies Corp Class A (b)(c)	629,513	153,368,252
		6,987,292,716
IT Services - 0.8%
Accenture PLC Class A	7,874,094	1,473,006,765
Akamai Technologies Inc (c)	1,841,043	275,309,570
Cognizant Technology Solutions Corp Class A	6,120,139	341,228,350
EPAM Systems Inc (b)(c)	706,948	72,433,891
Gartner Inc (b)(c)	901,553	146,231,897
GoDaddy Inc Class A (c)	1,729,421	148,436,204
IBM Corporation	11,961,823	3,562,230,889
VeriSign Inc	1,056,139	301,400,948
		6,320,278,514
Semiconductors & Semiconductor Equipment - 18.2%
Advanced Micro Devices Inc (c)	20,864,407	10,768,120,453
Analog Devices Inc	6,252,997	2,587,802,808
Applied Materials Inc	10,157,266	4,571,379,136
Broadcom Inc	60,674,193	27,107,409,207
First Solar Inc (c)	1,373,223	421,291,084
Intel Corp (c)	60,085,862	6,890,646,654
KLA Corp	1,677,395	3,223,466,745
Lam Research Corp	15,980,551	5,084,691,717
Microchip Technology Inc	6,924,912	655,442,921
Micron Technology Inc	14,403,165	13,985,473,215
Monolithic Power Systems Inc (b)	623,330	976,265,679
NVIDIA Corp	310,967,665	65,657,712,789
ON Semiconductor Corp (b)(c)	5,042,293	608,201,382
Qnity Electronics Inc	2,680,502	418,158,312
QUALCOMM Inc	13,654,423	3,427,533,261
Skyworks Solutions Inc (b)	1,924,346	149,810,336
Teradyne Inc	2,004,116	750,160,660
Texas Instruments Inc	11,613,951	3,550,152,542
		150,833,718,901
Software - 8.9%
Adobe Inc (c)	5,253,175	1,361,675,492
AppLovin Corp Class A (b)(c)	3,467,998	2,126,194,894
Autodesk Inc (c)	2,712,967	627,536,397
Cadence Design Systems Inc (c)	3,483,361	1,306,016,540
Crowdstrike Holdings Inc Class A (c)	3,226,104	2,358,282,024
Datadog Inc Class A (c)	4,200,942	1,039,103,004
Fair Isaac Corp (b)(c)	303,571	379,642,857
Fortinet Inc (c)	8,089,007	1,116,040,296
Gen Digital Inc (b)	7,053,150	181,900,739
Intuit Inc	3,561,078	1,180,604,189
Microsoft Corp	95,025,947	42,784,482,377
Oracle Corp	21,700,087	4,899,445,643
Palantir Technologies Inc Class A (c)	29,232,674	4,576,082,788
Palo Alto Networks Inc (c)	10,340,954	2,912,943,332
PTC Inc (c)	1,522,798	211,257,767
Roper Technologies Inc	1,364,163	444,075,981
Salesforce Inc	11,990,810	2,291,443,791
ServiceNow Inc (c)	13,385,685	1,664,777,643
Synopsys Inc (c)	2,448,300	1,164,460,446
Trimble Inc (b)(c)	3,044,687	171,750,793
Tyler Technologies Inc (c)	550,632	172,430,411
Workday Inc Class A (b)(c)	2,725,769	398,480,170
		73,368,627,574
Technology Hardware, Storage & Peripherals - 8.4%
Apple Inc	187,874,889	58,628,237,861
Dell Technologies Inc Class C (b)	3,803,109	1,600,766,609
Hewlett Packard Enterprise Co	17,004,778	731,885,645
HP Inc	11,747,473	317,651,670
NetApp Inc (b)	2,534,578	441,751,600
Sandisk Corp/DE (c)	1,888,853	3,201,568,058
Seagate Technology Holdings PLC	2,790,685	2,455,244,663
Super Micro Computer Inc (b)(c)	6,438,831	296,765,721
Western Digital Corp	4,338,677	2,304,748,609
		69,978,620,436
TOTAL INFORMATION TECHNOLOGY		318,643,874,176
Materials - 1.8%
Chemicals - 1.0%
Air Products and Chemicals Inc	2,849,331	793,880,603
Albemarle Corp	1,508,091	266,057,414
CF Industries Holdings Inc	1,996,019	224,252,735
Corteva Inc	8,606,301	673,701,242
Dow Inc	9,182,304	309,902,760
DuPont de Nemours Inc (b)	5,236,490	253,550,846
Ecolab Inc	3,262,116	835,101,696
International Flavors & Fragrances Inc (b)	3,277,275	249,236,764
Linde PLC	5,975,560	2,973,976,456
LyondellBasell Industries NV Class A1	3,295,220	219,626,413
Mosaic Co/The	4,061,898	97,079,362
PPG Industries Inc (b)	2,871,655	324,439,582
Sherwin-Williams Co/The	2,950,240	896,400,922
		8,117,206,795
Construction Materials - 0.2%
CRH PLC	8,577,461	933,141,982
Martin Marietta Materials Inc	771,751	448,881,252
Vulcan Materials Co	1,690,886	478,385,467
		1,860,408,701
Containers & Packaging - 0.1%
Amcor PLC (b)	5,912,821	229,535,711
Avery Dennison Corp	989,145	157,343,295
Ball Corp	3,429,439	187,487,430
International Paper Co (b)	6,757,323	226,167,601
Packaging Corp of America	1,143,684	250,363,864
Smurfit Westrock PLC (b)	6,685,175	275,094,952
		1,325,992,853
Metals & Mining - 0.5%
Freeport-McMoRan Inc	18,391,904	1,208,532,012
Newmont Corp	13,964,919	1,533,487,755
Nucor Corp	2,928,714	732,178,500
Steel Dynamics Inc	1,756,685	457,001,603
		3,931,199,870
TOTAL MATERIALS		15,234,808,219
Real Estate - 1.8%
Health Care REITs - 0.3%
Alexandria Real Estate Equities Inc	1,995,961	99,159,342
Healthpeak Properties Inc	8,894,525	170,330,154
Ventas Inc	6,078,146	513,117,085
Welltower Inc	8,929,163	1,833,425,039
		2,616,031,620
Hotel & Resort REITs - 0.0%
Host Hotels & Resorts Inc	8,184,373	188,076,892
Industrial REITs - 0.2%
Prologis Inc	11,895,574	1,706,658,002
Office REITs - 0.0%
BXP Inc	1,886,921	113,234,128
Real Estate Management & Development - 0.1%
CBRE Group Inc Class A (c)	3,718,334	464,940,483
CoStar Group Inc (c)	5,423,688	174,642,754
		639,583,237
Residential REITs - 0.2%
AvalonBay Communities Inc	1,811,998	330,707,755
Camden Property Trust	1,323,319	141,012,873
Equity Residential	4,399,671	287,958,467
Essex Property Trust Inc	824,669	224,837,756
Invitation Homes Inc	7,217,288	211,105,674
Mid-America Apartment Communities Inc	1,495,989	193,087,300
UDR Inc (b)	3,848,622	142,014,152
		1,530,723,977
Retail REITs - 0.2%
Federal Realty Investment Trust	1,004,709	120,193,338
Kimco Realty Corp	8,626,409	207,723,929
Realty Income Corp	11,772,055	721,391,530
Regency Centers Corp	2,106,547	162,941,410
Simon Property Group Inc	4,161,783	852,790,955
		2,065,041,162
Specialized REITs - 0.8%
American Tower Corp	5,990,877	1,120,054,364
Crown Castle Inc	5,572,825	509,913,488
Digital Realty Trust Inc	4,132,709	785,214,710
Equinix Inc	1,257,371	1,342,922,523
Extra Space Storage Inc	2,716,145	391,966,885
Iron Mountain Inc	3,785,804	485,529,363
Public Storage	2,021,354	613,864,996
SBA Communications Corp Class A	1,363,487	277,006,019
VICI Properties Inc	13,979,804	394,510,069
Weyerhaeuser Co	9,220,670	225,998,621
		6,146,981,038
TOTAL REAL ESTATE		15,006,330,056
Utilities - 2.1%
Electric Utilities - 1.4%
Alliant Energy Corp (b)	3,289,539	235,563,888
American Electric Power Co Inc	6,921,400	876,733,738
Constellation Energy Corp (b)	3,987,876	1,147,511,319
Duke Energy Corp	9,951,705	1,221,372,755
Edison International	4,924,134	344,393,932
Entergy Corp (b)	5,788,594	631,246,176
Evergy Inc	2,946,062	241,694,926
Eversource Energy (b)	4,801,309	327,785,365
Exelon Corp	13,089,986	597,426,961
FirstEnergy Corp	6,653,187	308,641,345
NextEra Energy Inc	26,651,219	2,318,922,566
NRG Energy Inc	2,717,779	364,399,808
PG&E Corp	28,127,442	459,602,402
Pinnacle West Capital Corp	1,531,680	152,769,763
PPL Corp	9,466,494	335,019,223
Southern Co/The	14,090,838	1,297,061,638
Xcel Energy Inc	7,569,953	601,811,264
		11,461,957,069
Gas Utilities - 0.0%
Atmos Energy Corp	2,117,139	358,071,719
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp/The	9,113,072	133,688,766
Vistra Corp	4,075,792	653,064,152
		786,752,918
Multi-Utilities - 0.6%
Ameren Corp	3,537,103	381,901,011
CenterPoint Energy Inc (b)	8,354,792	353,073,510
CMS Energy Corp	3,921,291	284,568,088
Consolidated Edison Inc	4,618,913	487,895,780
Dominion Energy Inc	10,927,519	731,488,122
DTE Energy Co	2,657,729	379,709,742
NiSource Inc	6,123,818	283,042,867
Public Service Enterprise Group Inc	6,387,687	502,391,583
Sempra (b)	8,352,364	744,446,203
WEC Energy Group Inc	4,164,952	462,517,920
		4,611,034,826
Water Utilities - 0.0%
American Water Works Co Inc (b)	2,497,692	307,890,493
TOTAL UTILITIES		17,525,707,025
TOTAL UNITED STATES		829,248,194,907
TOTAL COMMON STOCKS (Cost $355,699,201,388)		831,084,530,657

U.S. Treasury Obligations - 0.0%
	Yield (%) (e)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 8/13/2026 (f) (Cost $35,637,166)	3.64	35,900,000	35,638,658

Money Market Funds - 0.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	3.67	311,103,919	311,166,139
Fidelity Securities Lending Cash Central Fund (g)(h)	3.67	2,195,963,084	2,196,182,681
TOTAL MONEY MARKET FUNDS (Cost $2,507,341,761)			2,507,348,820

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $358,242,180,315)	833,627,518,135
NET OTHER ASSETS (LIABILITIES) - (0.2)% (d)	(1,430,102,961)
NET ASSETS - 100.0%	832,197,415,174

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
CME E-Mini S&P 500 Index Contracts (United States)	2,944	6/2026	1,118,094,400	47,930,335

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)	Non-income producing.
(d)	Includes $33,471,785 of cash collateral to cover margin requirements for futures contracts.
(e)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $35,638,658.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $2,044,147,468.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	235,343,230	2,694,498,810	2,618,675,901	2,001,582	-	-	311,166,139	311,103,919	0.5%
Fidelity Securities Lending Cash Central Fund	1,728,201,396	6,264,908,430	5,796,927,145	688,902	-	-	2,196,182,681	2,195,963,084	6.2%
Total	1,963,544,626	8,959,407,240	8,415,603,046	2,690,484	-	-	2,507,348,820

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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